INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
7. INCOME TAXES
Income Tax Expense
The Company’s income tax benefit (expense) consisted of the following components (in thousands):

	Successor	Predecessor
	November 9, 2021 Through December 31, 2021	January 1, 2021 Through November 8, 2021	Year Ended December 31,
			2020	2019
Current:
Luxembourg	$(1)	$(11)	$(118)	$(120)
U.S. Federal	1,295	(15,123)	(7,546)	(1,933)
U.S. state and local	519	(6,201)	(4,091)	(470)
Other foreign jurisdictions	2,192	(4,045)	(1,412)	(1,991)

Total current	4,005	(25,380)	(13,167)	(4,514)

Deferred:
Luxembourg	—	—	(930)	(16)
U.S. Federal	1,724	7,062	1,966	15,828
U.S. state and local	390	1,922	(213)	5,477
Other foreign jurisdictions	(1,444)	2,260	1,861	899

Total deferred	670	11,244	2,684	22,188

Total income tax benefit (expense)	$4,675	$(14,136)	$(10,483)	$17,674

The Company’s (loss) income before income taxes consists of the following components (in thousands):

	Successor	Predecessor
	November 9, 2021 Through December 31, 2021	January 1, 2021 Through November 8, 2021	Year Ended December 31,
			2020	2019
Luxembourg	$(657,511)	$(15,309)	$(1,230)	$50
U.S.	(23,500)	49,186	35,703	(60,660)
Other foreign jurisdictions	(4,121)	888	259	899

Total (loss) income before taxes	$(685,132)	$34,765	$34,732	$(59,711)

The Company’s income tax expense differs from the amount computed by applying the Luxembourg statutory rate of 24.94% for the reasons set forth in the following table:

	Successor	Predecessor
	November 9, 2021 Through December 31, 2021	January 1, 2021 Through November 8, 2021	Year Ended December 31,
			2020	2019
Luxembourg statutory tax rate	24.94%	24.94%	24.94%	24.94%
(Increase)/reduction in income tax rate:
U.S. state and local income taxes, net	0.14	7.61	6.25	6.01
Effect of rates different from statutory	(0.10)	(5.84)	(3.78)	(3.68)
Global intangible low-taxed income	—	—	—	(1.37)
Section 250 deduction	(0.05)	(2.20)	(1.36)	0.78
Transaction costs	(0.11)	0.02	—	—
Founders advisory fees	(23.78)	—	—	—
Tax rate changes	—	1.38	3.57	4.49
Changes in prior year estimates	—	—	(2.73)	3.61
Change in valuation allowance	(0.07)	12.47	5.12	(5.31)
Other, net	(0.29)	2.28	(1.83)	0.13

Effective tax rate	0.68%	40.66%	30.18%	29.60%

Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Significant portions of the Company’s deferred tax assets and deferred tax liabilities are as follows (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Deferred Tax Assets:
Net operating loss carryforwards	$7,360	$4,492
Inventory	—	58
Interest	4,161	5,812
Accrued liabilities	2,315	1,934
Goodwill and other intangibles	35	545
Other	1,821	546
Valuation allowance	(5,598)	(5,060)

Total deferred tax assets	10,094	8,327

Deferred Tax Liabilities:
Property, plant and equipment	(10,077)	(5,932)
Goodwill and other intangibles	(284,297)	(114,514)
Inventory	(8,106)	—
Unremitted earnings	(6,000)	—
Other	(247)	(43)

Total deferred tax liabilities	(308,727)	(120,489)

Net deferred tax liability	$(298,633)	$(112,162)

At December 31, 2021, the Company had net operating loss carryforwards in Luxembourg of $17.9 million, which will expire, if unused, starting in 2034 and $0.3 million, which can be carried forward indefinitely. The

Company has U.S. state net operating loss carryforwards of approximately $4.0 million on a net, post-apportionment basis, that will expire, if unused, starting in 2041. The Company has other foreign net operating loss carryforwards of $9.3 million, of which, the majority can be carried forward indefinitely.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted and signed into law, which included, among other things, modifications on the limitation of business interest expense for tax years beginning in 2019 and 2020. The modifications to Section 163(j) of the Internal Revenue Code increase the allowable business interest deduction from 30% of adjusted taxable income to 50% of adjusted taxable income. As a result of the CARES Act, the Company utilized all interest expense incurred in 2020. Future regulatory guidance on the application on the CARES Act or new legislation related to the
COVID-19
pandemic could impact the Company’s tax provision in future periods.
In assessing the realizability of deferred tax assets, the Company considers whether it is more-likely- than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning
strategies in making this assessment. While the Company expects to realize the remaining net deferred tax assets, changes in future taxable income or in tax laws may alter this expectation and result in future increases to the valuation allowance.
The valuation allowance for deferred tax assets as of December 31, 2021 and 2020 primarily relates to net operating loss and interest deduction limitation carryforwards that, in the judgment of the Company, are not more-likely-than-not
to be realized. The change in valuation allowance for deferred tax assets for the year ending December 31, 2021 was a net increase of $0.5 million.
As of December 31, 2021, the Company has provided deferred taxes of $6.0 million associated with withholding taxes on accumulated undistributed earnings generated by foreign subsidiaries. Earnings of countries within the European Union would be subject to zero withholding tax on future distributions of unremitted earnings. The Company continues to assert permanent reinvestment of the remaining undistributed earnings for which deferred taxes have not been provided for as of December 31, 2021. The computation of the potential deferred tax liability associated with these undistributed earnings is not practicable. If there are policy changes, the Company would record the applicable taxes in the period of change.
Uncertain Tax Benefits
The Company evaluates its tax positions and recognizes only tax benefits that, more likely than not, will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax position is measured at the largest amount of benefit that has a greater than 50.0% likelihood of being realized upon settlement. The Company did not have any uncertain tax benefits as of December 31, 2021 and 2020. As of December 31, 2021 and 2020, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts had been recognized in the consolidated statement of operations and comprehensive income (loss).
The Company files income tax returns in Luxembourg, U.S. federal and state jurisdictions, and other foreign jurisdictions. As of December 31, 2021, tax years 2018 through 2020 are subject to examination by the tax authorities in the U.S. The Alberta, Canada audit being conducted during the previous year has concluded as of January 12, 2022 and no material adjustments were identified.